Initial Public Offering (Details) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Nov. 20, 2018	Oct. 26, 2018	Jan. 26, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)	1,487,992	10,000,000	10,000,000
Purchase price per unit (in Dollars per share)		$ 10.00	$ 10.00
Exercise price (in Dollars per share)	$ 11.50
Warrant, description	Every 10 Public Rights will convert automatically into one ordinary share upon consummation of a Business Combination (see Note 11).			Every 10 Public Rights will convert automatically into one ordinary share upon consummation of a Business Combination (see Note 10).	The Company may call the warrants for redemption (excluding the private warrants and any warrants issued to its initial shareholders, officers or directors in payment of working capital loans made to the Company, but including outstanding warrants issued upon exercise of the unit purchase option issued to Chardan Capital Markets LLC), in whole and not in part, at a price of $0.01 per warrant, ● at any time after the warrants become exercisable, ● upon not less than 30 days’ prior written notice of redemption to each warrant holder, ● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $16.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to warrant holders; and ●if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants
Option expires				5 years 3 months	5 years 3 months	5 years 3 months
Purchase Option [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)		500,000
Purchase price per unit (in Dollars per share)				$ 3.206
Exercise price (in Dollars per share)		$ 11.50
Underwriter's fees		$ 100
Aggregate exercise price		$ 5,750,000
Option to purchase ordinary shares (in Shares)		500,000
Warrants to purchase shares and rights (in Shares)		250,000
Ordinary shares issued upon exercise of the option (in Shares)		50,000
Cash payment				$ 100
Fair value of purchase option				$ 1,603,060
Expected volatility				38.00%
Risk-free interest rate				2.29%
Fair value expected life		5 years
IPO [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)		10,000,000
Purchase price per unit (in Dollars per share)	$ 10.00
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Upfront underwriting discount				$ 2,000,000	$ 2,000,000
Offering price to underwriter				$ 297,598	$ 297,598
Offering price to underwriter, percentage				2.00%	2.00%
Additional fee to underwriter				$ 3,500,000	$ 3,500,000
Deferred discount gross offering proceeds				$ 520,797	$ 520,797
Percentage of deferred discount gross offering proceeds				3.50%	3.50%
Total offering costs				$ 3,060,924	$ 3,060,924
Underwriter's commissions				2,297,598	2,297,598
Other offering costs				$ 763,326	$ 763,325
Purchase Option [Member]
Initial Public Offering (Details) [Line Items]
Initial public offering of units (in Shares)	500,000
Purchase price per unit (in Dollars per share)	$ 3.206
Exercise price (in Dollars per share)	$ 11.50
Underwriter's fees	$ 100
Aggregate exercise price	$ 5,750,000
Option to purchase ordinary shares (in Shares)	500,000
Warrants to purchase shares and rights (in Shares)	250,000
Ordinary shares issued upon exercise of the option (in Shares)	50,000
Cash payment	$ 100
Fair value of purchase option	$ 1,603,060
Expected volatility	38.00%
Risk-free interest rate	2.29%
Option expires	5 years